Offerings	Sep. 24, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Offering Note	The registration fee for the newly registered securities has been calculated in accordance with Rule 457(o) under the Securities Act.

Including such currently indeterminate amount of common stock as may be issued from time to time at currently indeterminate prices or upon conversion or exchange of debt securities or preferred stock registered hereby, or upon exercise of warrants or rights registered hereby, as the case may be.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $1,000 per share
Offering Note	The registration fee for the newly registered securities has been calculated in accordance with Rule 457(o) under the Securities Act.

Including such currently indeterminate amount of preferred stock as may be issued from time to time at currently indeterminate prices or upon exercise of warrants or rights registered hereby, as the case may be.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note	The registration fee for the newly registered securities has been calculated in accordance with Rule 457(o) under the Securities Act.

Including such currently indeterminate principal amount of debt securities as may be issued from time to time at currently indeterminate prices or upon exercise of warrants or rights registered hereby, as the case may be.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering Note	The registration fee for the newly registered securities has been calculated in accordance with Rule 457(o) under the Securities Act.

Including such currently indeterminate number of warrants as may be issued from time to time at currently indeterminate prices.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Offering Note	The registration fee for the newly registered securities has been calculated in accordance with Rule 457(o) under the Securities Act.

Including such currently indeterminate number of rights, including share purchase or subscription rights, as may be issued from time to time at currently indeterminate prices.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering Note	The registration fee for the newly registered securities has been calculated in accordance with Rule 457(o) under the Securities Act.

Including such currently indeterminate number of units as may be issued from time to time at currently indeterminate prices. Each unit will represent an interest in two or more securities registered hereby, which may or may not be separable from one another.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 352,841,300.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,727.38
Offering Note	The amount to be registered consists of a currently indeterminate amount of common stock, preferred stock, debt securities, warrants, rights and/or units, estimated solely for purposes of computing the registration fee. There is also being registered hereunder such currently indeterminate number of (i) shares of common stock or other securities of the registrant that may be issued upon conversion of, or in exchange for, convertible or exchangeable debt securities and/or preferred stock registered hereby or (ii) shares of common stock, preferred stock, debt securities, rights and/or units that may be issued upon exercise of warrants or rights registered hereby, as the case may be. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The proposed maximum aggregate offering price per unit will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security, pursuant to General Instruction II.D of Form S-3 under the Securities Act. No separate consideration will be received for (i) common stock or other securities of the registrant that may be issued upon conversion of, or in exchange for, convertible or exchangeable debt securities and/or preferred stock registered hereby or (ii) common stock, preferred stock, debt securities, rights and/ or units that may be issued upon exercise of warrants or rights registered hereby, as the case may be.

The registration fee for the newly registered securities has been calculated in accordance with Rule 457(o) under the Securities Act.

Calculated pursuant to Rule 457(o) under the Securities Act. In connection with the $352,841,300 maximum aggregate offering price of securities being registered hereunder, registration fees of $48,727.38 are payable.
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-274749
Carry Forward Initial Effective Date	Sep. 29, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $1,000 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-274749
Carry Forward Initial Effective Date	Sep. 29, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-274749
Carry Forward Initial Effective Date	Sep. 29, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-274749
Carry Forward Initial Effective Date	Sep. 29, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-274749
Carry Forward Initial Effective Date	Sep. 29, 2023
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-274749
Carry Forward Initial Effective Date	Sep. 29, 2023
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 147,158,700.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-274749
Carry Forward Initial Effective Date	Sep. 29, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 16,216.89
Offering Note	The registration fee for the newly registered securities has been calculated in accordance with Rule 457(o) under the Securities Act.

Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement includes $147,158,700 of unsold securities previously registered under the registrant’s Registration Statement on Form S-3, File No.333-274749, initially declared effective on September 29, 2023. The registrant previously paid a filing fee of $16,216.89 with respect to such unsold securities, which will continue to be applied to such unsold securities. Accordingly, no additional filing fee is due with respect to such unsold securities.